Distribution Date:	10/20/25	BANK 2020-BNK28
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2020-BNK28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	15-16		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Mortgage Loan Detail (Part 2)	17-18		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Principal Prepayment Detail	19	Asset Representations	Park Bridge Lender Services LLC
		Reviewer & Operating
Historical Detail	20	Advisor
Delinquency Loan Detail	21		David Rodgers	(212) 230-9025
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
Specially Serviced Loan Detail - Part 2	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	28		1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540YAA7	0.628000%	13,537,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06540YAB5	1.725000%	20,310,000.00	20,309,453.87	363,272.02	29,194.84	0.00	0.00	392,466.86	19,946,181.85	30.93%	30.00%
A-3	06540YAC3	1.584000%	210,000,000.00	203,349,999.89	0.01	268,422.00	0.00	0.00	268,422.01	203,349,999.88	30.93%	30.00%
A-4	06540YAH2	1.844000%	235,068,000.00	235,068,000.00	0.00	361,221.16	0.00	0.00	361,221.16	235,068,000.00	30.93%	30.00%
A-S	06540YAQ2	2.140000%	43,615,000.00	43,615,000.00	0.00	77,780.08	0.00	0.00	77,780.08	43,615,000.00	24.36%	23.63%
B	06540YAV1	2.344000%	41,050,000.00	41,050,000.00	0.00	80,184.33	0.00	0.00	80,184.33	41,050,000.00	18.17%	17.63%
C	06540YAW9	3.154000%	35,063,000.00	35,063,000.00	0.00	92,157.25	0.00	0.00	92,157.25	35,063,000.00	12.89%	12.50%
D	06540YBF5	2.500000%	17,104,000.00	17,104,000.00	0.00	35,633.33	0.00	0.00	35,633.33	17,104,000.00	10.31%	10.00%
E	06540YBH1	2.500000%	17,104,000.00	17,104,000.00	0.00	35,633.33	0.00	0.00	35,633.33	17,104,000.00	7.73%	7.50%
F	06540YBK4	1.981973%	7,697,000.00	7,697,000.00	0.00	12,712.70	0.00	0.00	12,712.70	7,697,000.00	6.57%	6.38%
G	06540YBM0	1.981973%	11,118,000.00	11,118,000.00	0.00	18,362.98	0.00	0.00	18,362.98	11,118,000.00	4.90%	4.75%
H	06540YBP3	1.981973%	9,407,000.00	9,407,000.00	0.00	15,537.01	0.00	0.00	15,537.01	9,407,000.00	3.48%	3.38%
J*	06540YBR9	1.981973%	23,091,305.00	23,091,305.00	0.00	35,161.82	0.00	0.00	35,161.82	23,091,305.00	0.00%	0.00%
RR Interest	BCC2PIRT7	3.481973%	36,008,647.64	34,946,145.20	19,119.58	101,244.60	0.00	0.00	120,364.18	34,927,025.62	0.00%	0.00%
R	06540YBT5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			720,172,952.64	698,922,903.96	382,391.61	1,163,245.43	0.00	0.00	1,545,637.04	698,540,512.35

X-A	06540YAN9	1.758497%	478,915,000.00	458,727,453.76	0.00	672,225.76	0.00	0.00	672,225.76	458,364,181.73
X-B	06540YAP4	0.975074%	119,728,000.00	119,728,000.00	0.00	97,286.36	0.00	0.00	97,286.36	119,728,000.00
X-D	06540YAX7	0.981973%	34,208,000.00	34,208,000.00	0.00	27,992.77	0.00	0.00	27,992.77	34,208,000.00
X-FG	06540YAZ2	1.500000%	18,815,000.00	18,815,000.00	0.00	23,518.75	0.00	0.00	23,518.75	18,815,000.00
X-H	06540YBB4	1.500000%	9,407,000.00	9,407,000.00	0.00	11,758.75	0.00	0.00	11,758.75	9,407,000.00
X-J	06540YBD0	1.500000%	23,091,305.00	23,091,305.00	0.00	28,864.13	0.00	0.00	28,864.13	23,091,305.00
Notional SubTotal			684,164,305.00	663,976,758.76	0.00	861,646.52	0.00	0.00	861,646.52	663,613,486.73

Deal Distribution Total					382,391.61	2,024,891.95	0.00	0.00	2,407,283.56

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540YAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06540YAB5	999.97311029	17.88636238	1.43746135	0.00000000	0.00000000	0.00000000	0.00000000	19.32382373	982.08674791
A-3	06540YAC3	968.33333281	0.00000005	1.27820000	0.00000000	0.00000000	0.00000000	0.00000000	1.27820005	968.33333276
A-4	06540YAH2	1,000.00000000	0.00000000	1.53666667	0.00000000	0.00000000	0.00000000	0.00000000	1.53666667	1,000.00000000
A-S	06540YAQ2	1,000.00000000	0.00000000	1.78333326	0.00000000	0.00000000	0.00000000	0.00000000	1.78333326	1,000.00000000
B	06540YAV1	1,000.00000000	0.00000000	1.95333325	0.00000000	0.00000000	0.00000000	0.00000000	1.95333325	1,000.00000000
C	06540YAW9	1,000.00000000	0.00000000	2.62833329	0.00000000	0.00000000	0.00000000	0.00000000	2.62833329	1,000.00000000
D	06540YBF5	1,000.00000000	0.00000000	2.08333314	0.00000000	0.00000000	0.00000000	0.00000000	2.08333314	1,000.00000000
E	06540YBH1	1,000.00000000	0.00000000	2.08333314	0.00000000	0.00000000	0.00000000	0.00000000	2.08333314	1,000.00000000
F	06540YBK4	1,000.00000000	0.00000000	1.65164350	0.00000000	0.00000000	0.00000000	0.00000000	1.65164350	1,000.00000000
G	06540YBM0	1,000.00000000	0.00000000	1.65164418	0.00000000	0.00000000	0.00000000	0.00000000	1.65164418	1,000.00000000
H	06540YBP3	1,000.00000000	0.00000000	1.65164346	0.00000000	0.00000000	0.00000000	0.00000000	1.65164346	1,000.00000000
J	06540YBR9	1,000.00000000	0.00000000	1.52272988	0.12891433	0.33792417	0.00000000	0.00000000	1.52272988	1,000.00000000
RR Interest	BCC2PIRT7	970.49313124	0.53097190	2.81167460	0.00435090	0.01155917	0.00000000	0.00000000	3.34264650	969.96215935
R	06540YBT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06540YAN9	957.84732940	0.00000000	1.40364315	0.00000000	0.00000000	0.00000000	0.00000000	1.40364315	957.08879807
X-B	06540YAP4	1,000.00000000	0.00000000	0.81256147	0.00000000	0.00000000	0.00000000	0.00000000	0.81256147	1,000.00000000
X-D	06540YAX7	1,000.00000000	0.00000000	0.81831063	0.00000000	0.00000000	0.00000000	0.00000000	0.81831063	1,000.00000000
X-FG	06540YAZ2	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	06540YBB4	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-J	06540YBD0	1,000.00000000	0.00000000	1.24999995	0.00000000	0.00000000	0.00000000	0.00000000	1.24999995	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/25 - 09/30/25	30	0.00	29,194.84	0.00	29,194.84	0.00	0.00	0.00	29,194.84	0.00
A-3	09/01/25 - 09/30/25	30	0.00	268,422.00	0.00	268,422.00	0.00	0.00	0.00	268,422.00	0.00
A-4	09/01/25 - 09/30/25	30	0.00	361,221.16	0.00	361,221.16	0.00	0.00	0.00	361,221.16	0.00
X-A	09/01/25 - 09/30/25	30	0.00	672,225.76	0.00	672,225.76	0.00	0.00	0.00	672,225.76	0.00
X-B	09/01/25 - 09/30/25	30	0.00	97,286.36	0.00	97,286.36	0.00	0.00	0.00	97,286.36	0.00
X-D	09/01/25 - 09/30/25	30	0.00	27,992.77	0.00	27,992.77	0.00	0.00	0.00	27,992.77	0.00
X-FG	09/01/25 - 09/30/25	30	0.00	23,518.75	0.00	23,518.75	0.00	0.00	0.00	23,518.75	0.00
X-H	09/01/25 - 09/30/25	30	0.00	11,758.75	0.00	11,758.75	0.00	0.00	0.00	11,758.75	0.00
X-J	09/01/25 - 09/30/25	30	0.00	28,864.13	0.00	28,864.13	0.00	0.00	0.00	28,864.13	0.00
A-S	09/01/25 - 09/30/25	30	0.00	77,780.08	0.00	77,780.08	0.00	0.00	0.00	77,780.08	0.00
B	09/01/25 - 09/30/25	30	0.00	80,184.33	0.00	80,184.33	0.00	0.00	0.00	80,184.33	0.00
C	09/01/25 - 09/30/25	30	0.00	92,157.25	0.00	92,157.25	0.00	0.00	0.00	92,157.25	0.00
D	09/01/25 - 09/30/25	30	0.00	35,633.33	0.00	35,633.33	0.00	0.00	0.00	35,633.33	0.00
E	09/01/25 - 09/30/25	30	0.00	35,633.33	0.00	35,633.33	0.00	0.00	0.00	35,633.33	0.00
F	09/01/25 - 09/30/25	30	0.00	12,712.70	0.00	12,712.70	0.00	0.00	0.00	12,712.70	0.00
G	09/01/25 - 09/30/25	30	0.00	18,362.98	0.00	18,362.98	0.00	0.00	0.00	18,362.98	0.00
H	09/01/25 - 09/30/25	30	0.00	15,537.01	0.00	15,537.01	0.00	0.00	0.00	15,537.01	0.00
J	09/01/25 - 09/30/25	30	4,818.36	38,138.61	0.00	38,138.61	2,976.80	0.00	0.00	35,161.82	7,803.11
RR Interest	09/01/25 - 09/30/25	30	258.81	101,401.27	0.00	101,401.27	156.67	0.00	0.00	101,244.60	416.23
Totals			5,077.17	2,028,025.41	0.00	2,028,025.41	3,133.47	0.00	0.00	2,024,891.95	8,219.34

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-3 (Cert)	06540YAC3	1.584000%	210,000,000.00	203,349,999.89	0.01	268,422.00	0.00	0.00	268,422.01	203,349,999.88
A-3 (Exch)	06540YAC3	1.584000%	210,000,000.00	203,349,999.89	0.01	268,422.00	0.00	0.00	268,422.01	203,349,999.88
A-3-1	06540YAD1	N/A	210,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06540YAE9	N/A	210,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	06540YAH2	1.844000%	235,068,000.00	235,068,000.00	0.00	361,221.16	0.00	0.00	361,221.16	235,068,000.00
A-4 (Exch)	06540YAH2	1.844000%	235,068,000.00	235,068,000.00	0.00	361,221.16	0.00	0.00	361,221.16	235,068,000.00
A-4-1	06540YAJ8	N/A	235,068,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06540YAK5	N/A	235,068,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	06540YAQ2	2.140000%	43,615,000.00	43,615,000.00	0.00	77,780.08	0.00	0.00	77,780.08	43,615,000.00
A-S (Exch)	06540YAQ2	2.140000%	43,615,000.00	43,615,000.00	0.00	77,780.08	0.00	0.00	77,780.08	43,615,000.00
A-S-1	06540YAR0	N/A	43,615,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06540YAS8	N/A	43,615,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			1,954,732,000.00	964,065,999.78	0.02	1,414,846.48	0.00	0.00	1,414,846.50	964,065,999.76

Exchangeable Certificate Details
A-3-1	06540YAD1	N/A	210,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06540YAE9	N/A	210,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06540YAF6	N/A	210,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06540YAG4	N/A	210,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	06540YAJ8	N/A	235,068,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06540YAK5	N/A	235,068,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06540YAL3	N/A	235,068,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06540YAM1	N/A	235,068,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	06540YAR0	N/A	43,615,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06540YAS8	N/A	43,615,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06540YAT6	N/A	43,615,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06540YAU3	N/A	43,615,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1,954,732,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	06540YAD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06540YAE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	06540YAJ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06540YAK5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06540YAR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06540YAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	06540YAF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06540YAG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	06540YAL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06540YAM1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06540YAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06540YAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	2,407,283.56
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,043,669.49	Master Servicing Fee	7,920.96
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,942.06
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	291.22
ARD Interest	0.00	Operating Advisor Fee	995.97
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	203.85
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,043,669.49	Total Fees	15,644.06

Principal		Expenses/Reimbursements
Scheduled Principal	382,391.61	Reimbursement for Interest on Advances	8.47
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,125.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	382,391.61	Total Expenses/Reimbursements	3,133.47

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,024,891.95
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	382,391.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,407,283.56
Total Funds Collected	2,426,061.10	Total Funds Distributed	2,426,061.09

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	698,922,903.98	698,922,903.98	Beginning Certificate Balance	698,922,903.96
(-) Scheduled Principal Collections	382,391.61	382,391.61	(-) Principal Distributions	382,391.61
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	698,540,512.37	698,540,512.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	698,867,311.62	698,867,311.62	Ending Certificate Balance	698,540,512.35
Ending Actual Collateral Balance	698,540,512.36	698,540,512.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.02)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.02)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.48%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	18,472,892.73	2.64%	57	3.9875	NAP	Defeased	3	18,472,892.73	2.64%	57	3.9875	NAP
1,000,000 or less	2	1,857,476.80	0.27%	54	3.2450	1.290361	1.75 or less	17	89,947,298.92	12.88%	56	3.5835	1.060765
1,000,001 to 2,000,000	7	10,695,977.89	1.53%	53	3.1970	1.730132	1.76 to 2.00	3	19,229,265.52	2.75%	59	3.7846	1.832482
2,000,001 to 3,000,000	3	7,371,704.78	1.06%	53	3.5390	1.187155	2.01 to 2.25	11	106,512,881.23	15.25%	59	3.5145	2.131510
3,000,001 to 4,000,000	8	26,737,618.44	3.83%	56	3.7326	1.863195	2.26 to 2.50	3	36,878,243.06	5.28%	53	3.4723	2.468778
4,000,001 to 5,000,000	4	18,379,265.52	2.63%	56	3.3615	2.338357	2.51 to 2.75	1	37,660,000.00	5.39%	60	4.0250	2.515300
5,000,001 to 6,000,000	4	22,267,079.56	3.19%	59	3.6090	2.293698	2.76 to 3.00	3	27,368,816.01	3.92%	58	3.8699	2.869557
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 or greater	14	298,671,114.90	42.76%	57	3.2385	4.141966
7,000,001 to 8,000,000	2	14,241,577.92	2.04%	54	3.5748	1.900730	Totals	56	698,540,512.37	100.00%	57	3.5089	2.873951
8,000,001 to 9,000,000	2	16,900,000.00	2.42%	59	3.4873	4.392327
9,000,001 to 10,000,000	4	39,206,280.43	5.61%	60	3.6052	2.557536
10,000,001 to 15,000,000	5	63,772,256.80	9.13%	58	3.4519	2.251621
15,000,001 to 20,000,000	2	40,000,000.00	5.73%	59	3.6000	2.596600
20,000,001 to 30,000,000	2	57,743,305.07	8.27%	60	3.7509	1.854176
30,000,001 to 50,000,000	6	237,095,076.43	33.94%	58	3.3423	3.971408
50,000,001 or greater	2	123,800,000.00	17.72%	54	3.5929	2.422140
Totals	56	698,540,512.37	100.00%	57	3.5089	2.873951
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	18,472,892.73	2.64%	57	3.9875	NAP	Wisconsin	3	12,989,522.97	1.86%	55	3.6523	2.487153
Alabama	1	3,317,081.17	0.47%	59	4.2650	1.319900	Totals	91	698,540,512.37	100.00%	57	3.5089	2.873951
Arkansas	1	3,660,279.15	0.52%	60	3.6800	1.726500
									Property Type³
California	3	56,492,272.97	8.09%	59	3.0429	5.113278
Connecticut	8	9,796,559.21	1.40%	59	3.8800	2.878200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	2	49,029,265.52	7.02%	58	3.2407	4.012871		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	2	3,334,511.71	0.48%	60	4.0250	2.515300	Defeased	3	18,472,892.73	2.64%	57	3.9875	NAP
Illinois	1	3,100,000.00	0.44%	59	3.5100	2.228700	Industrial	7	92,252,524.68	13.21%	57	3.4818	3.306087
Indiana	2	13,847,562.62	1.98%	53	3.5273	2.477713	Mixed Use	3	140,000,000.00	20.04%	56	3.1117	4.010193
Kansas	1	1,603,934.55	0.23%	60	4.0250	2.515300	Multi-Family	35	173,673,570.70	24.86%	56	3.4762	2.531751
Louisiana	3	14,758,922.55	2.11%	59	3.8458	2.768019	Office	4	111,539,692.04	15.97%	60	3.6720	2.089185
Maryland	1	12,800,000.00	1.83%	59	3.1340	2.082300	Other	1	12,800,000.00	1.83%	59	3.1340	2.082300
Massachusetts	1	6,443,091.91	0.92%	53	3.4980	2.475500	Retail	25	84,659,046.39	12.12%	58	3.8261	2.668004
Minnesota	1	5,645,679.54	0.81%	53	3.4980	2.475500	Self Storage	13	65,142,785.83	9.33%	59	3.7340	2.757905
Missouri	2	997,502.15	0.14%	60	4.0250	2.515300	Totals	91	698,540,512.37	100.00%	57	3.5089	2.873951
New Jersey	1	49,500,000.00	7.09%	59	3.4640	3.840300
New York	28	234,794,459.74	33.61%	54	3.3879	2.566748
North Carolina	1	4,750,000.00	0.68%	59	3.7800	4.019400
Ohio	4	13,435,330.52	1.92%	60	4.0250	2.515300
Oklahoma	3	11,507,999.34	1.65%	59	3.6564	3.274059
Pennsylvania	1	5,923,832.48	0.85%	59	3.4900	4.163900
Tennessee	1	5,200,078.37	0.74%	58	3.3500	2.156600
Texas	15	83,639,733.89	11.97%	58	3.8926	2.197944
Virginia	1	3,499,999.27	0.50%	60	4.0250	2.515300
Washington	1	70,000,000.00	10.02%	60	3.6000	2.130000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,472,892.73	2.64%	57	3.9875	NAP	Defeased	3	18,472,892.73	2.64%	57	3.9875	NAP
	3.000% or less	2	70,582,551.75	10.10%	59	2.8886	5.422721	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	17	178,033,880.05	25.49%	55	3.1801	2.867440	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	11	124,176,001.96	17.78%	57	3.4483	3.251755	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	9	110,939,667.46	15.88%	59	3.5982	2.390410	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	10	149,398,921.57	21.39%	57	3.9424	2.007319	49 months or greater	53	680,067,619.64	97.36%	57	3.4959	2.898354
	4.001% to 4.250%	2	41,172,985.69	5.89%	59	4.0271	2.446180	Totals	56	698,540,512.37	100.00%	57	3.5089	2.873951
	4.251% to 4.500%	1	3,317,081.17	0.47%	59	4.2650	1.319900
	4.501% or greater	1	2,446,529.99	0.35%	53	4.5100	1.577200
	Totals	56	698,540,512.37	100.00%	57	3.5089	2.873951
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,472,892.73	2.64%	57	3.9875	NAP	Defeased	3	18,472,892.73	2.64%	57	3.9875	NAP
	120 months or less	53	680,067,619.64	97.36%	57	3.4959	2.898354	Interest Only	24	480,210,000.00	68.74%	57	3.5020	2.982685
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	294 months or less	10	28,281,201.09	4.05%	53	3.3345	1.323592
	Totals	56	698,540,512.37	100.00%	57	3.5089	2.873951	295 months to 360 months	14	162,977,154.12	23.33%	58	3.5155	2.991275
								361 months or greater	5	8,599,264.43	1.23%	53	3.3135	1.607056
								Totals	56	698,540,512.37	100.00%	57	3.5089	2.873951
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,472,892.73	2.64%	57	3.9875	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		3	40,000,000.00	5.73%	60	3.6000	2.130000	61 months to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	42	533,758,553.71	76.41%	57	3.5193	2.787251	241 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	8	106,309,065.93	15.22%	58	3.3392	3.745283	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	698,540,512.37	100.00%	57	3.5089	2.873951
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300802107				Actual/360	3.600%	90,000.00	0.00	0.00	N/A	10/01/30	--	30,000,000.00	30,000,000.00	10/01/25
1A	300802109	OF	Seattle	WA	Actual/360	3.600%	60,000.00	0.00	0.00	N/A	10/01/30	--	20,000,000.00	20,000,000.00	10/01/25
1B	300802110				Actual/360	3.600%	30,000.00	0.00	0.00	N/A	10/01/30	--	10,000,000.00	10,000,000.00	10/01/25
1C	300802111				Actual/360	3.600%	30,000.00	0.00	0.00	N/A	10/01/30	--	10,000,000.00	10,000,000.00	10/01/25
2	1959924	MF	Bronx	NY	Actual/360	4.000%	212,666.67	0.00	0.00	N/A	04/01/30	--	63,800,000.00	63,800,000.00	10/01/25
3	323511042	MU	New York	NY	Actual/360	3.160%	158,000.00	0.00	0.00	N/A	03/06/30	--	60,000,000.00	60,000,000.00	10/06/25
4	2062422	IN	East Windsor	NJ	Actual/360	3.464%	142,890.00	0.00	0.00	N/A	09/01/30	--	49,500,000.00	49,500,000.00	10/01/25
5	1960887	MU	West Palm Beach	FL	Actual/360	3.230%	121,125.00	0.00	0.00	N/A	08/01/30	--	45,000,000.00	45,000,000.00	10/01/25
6	300802112	MF	Sunnyvale	CA	Actual/360	2.900%	86,185.24	80,306.75	0.00	N/A	10/01/30	--	35,662,858.50	35,582,551.75	10/01/25
7	300802105	Various Various		Various	Actual/360	4.025%	126,317.92	0.00	0.00	N/A	10/01/30	--	37,660,000.00	37,660,000.00	10/01/25
8	300802103	MU	New York	NY	Actual/360	2.877%	83,912.50	0.00	0.00	N/A	07/01/30	--	35,000,000.00	35,000,000.00	10/01/25
9	300802043	IN	Various	Various	Actual/360	3.498%	100,299.66	55,592.34	0.00	N/A	03/01/30	--	34,408,117.02	34,352,524.68	10/01/25
10	1960684	OF	Houston	TX	Actual/360	3.914%	90,656.04	51,085.15	0.00	N/A	09/01/30	--	27,794,390.22	27,743,305.07	10/01/25
11	2061347	RT	New York	NY	Actual/360	3.600%	60,000.00	0.00	0.00	N/A	08/01/30	--	20,000,000.00	20,000,000.00	10/01/25
12	470118500	MF	Bronx	NY	Actual/360	3.190%	39,875.00	0.00	0.00	N/A	04/01/30	--	15,000,000.00	15,000,000.00	10/01/25
13	323910013	SS	Austin	TX	Actual/360	3.950%	46,412.50	0.00	0.00	N/A	09/01/30	--	14,100,000.00	14,100,000.00	10/01/25
14	310955592	98	Baltimore	MD	Actual/360	3.134%	33,429.33	0.00	0.00	N/A	09/11/30	--	12,800,000.00	12,800,000.00	10/11/25
15	300802104	SS	Corte Madera	CA	Actual/360	3.250%	31,145.83	0.00	0.00	N/A	08/01/30	--	11,500,000.00	11,500,000.00	10/01/25
16	2061007	SS	Zachary	LA	Actual/360	3.770%	32,644.05	18,423.58	0.00	N/A	09/01/30	--	10,390,680.38	10,372,256.80	10/01/25
17	1960833	MF	Hartford	CT	Actual/360	3.880%	31,722.23	14,440.79	0.00	N/A	09/01/30	--	9,811,000.00	9,796,559.21	10/01/25
18	310955612	OF	San Diego	CA	Actual/360	3.330%	26,154.38	15,278.78	0.00	N/A	09/11/30	--	9,425,000.00	9,409,721.22	10/11/25
19	310954592	SS	Roseville	CA	Actual/360	3.903%	28,101.60	0.00	0.00	N/A	08/11/30	--	8,640,000.00	8,640,000.00	10/11/25
20	2062171	MF	Waco	TX	Actual/360	3.455%	24,472.92	0.00	0.00	N/A	09/01/30	--	8,500,000.00	8,500,000.00	10/01/25
21	2062130	IN	Oklahoma City	OK	Actual/360	3.520%	24,640.00	0.00	0.00	N/A	08/01/30	--	8,400,000.00	8,400,000.00	10/01/25
22	470118150	MF	Garden City	NY	Actual/360	3.140%	18,466.98	15,868.38	0.00	N/A	03/01/30	--	7,057,446.30	7,041,577.92	10/01/25
23	1960514	RT	Houston	TX	Actual/360	4.000%	24,000.00	0.00	0.00	N/A	04/01/30	--	7,200,000.00	7,200,000.00	10/01/25
25	1960230	RT	Lancaster	PA	Actual/360	3.490%	17,264.36	12,335.76	0.00	N/A	09/01/30	--	5,936,168.24	5,923,832.48	10/01/25
26	2062120	SS	Tyler	TX	Actual/360	3.680%	17,753.50	9,795.65	0.00	N/A	10/01/30	--	5,789,183.96	5,779,388.31	10/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	2061549	SS	Beaumont	TX	Actual/360	3.915%	17,531.55	9,875.07	0.00	N/A	09/01/30	--	5,373,655.47	5,363,780.40	10/01/25
28	1960508	MU	Philadelphia	PA	Actual/360	4.070%	19,502.08	0.00	0.00	N/A	04/01/30	--	5,750,000.00	5,750,000.00	10/01/25
29	410953889	RT	Knoxville	TN	Actual/360	3.350%	14,544.56	9,915.04	0.00	N/A	08/11/30	--	5,209,993.41	5,200,078.37	10/11/25
30	470118450	MF	Brooklyn	NY	Actual/360	3.090%	12,360.00	0.00	0.00	N/A	03/01/30	--	4,800,000.00	4,800,000.00	10/01/25
31	470118310	MF	New York	NY	Actual/360	3.220%	12,880.00	0.00	0.00	N/A	03/01/30	--	4,800,000.00	4,800,000.00	10/01/25
32	2062267	SS	Kernersville	NC	Actual/360	3.780%	14,962.50	0.00	0.00	N/A	09/01/30	--	4,750,000.00	4,750,000.00	10/01/25
33	2062103	RT	Pembroke Pines	FL	Actual/360	3.360%	11,305.89	8,551.09	0.00	N/A	09/01/30	--	4,037,816.61	4,029,265.52	10/01/25
34	2062034	SS	Spicewood	TX	Actual/360	4.050%	13,801.83	6,538.97	0.00	N/A	09/01/30	--	4,089,431.70	4,082,892.73	10/01/25
35	470118660	MF	Larchmont	NY	Actual/360	3.140%	9,484.57	8,112.30	0.00	N/A	04/01/30	--	3,624,677.20	3,616,564.90	10/01/25
36	610950834	RT	Houston	TX	Actual/360	4.050%	11,879.76	6,942.09	0.00	N/A	03/11/30	--	3,519,927.78	3,512,985.69	10/11/25
37	2062129	SS	Little Rock	AR	Actual/360	3.680%	11,243.88	6,203.92	0.00	N/A	10/01/30	--	3,666,483.07	3,660,279.15	10/01/25
38	2061941	SS	Huntsville	AL	Actual/360	4.265%	11,808.79	5,439.86	0.00	N/A	09/01/30	--	3,322,521.03	3,317,081.17	10/01/25
39	470115840	MF	Bronx	NY	Actual/360	3.400%	9,241.75	4,107.82	0.00	N/A	03/01/30	--	3,261,795.26	3,257,687.44	10/01/25
40	610954030	RT	Manvel	TX	Actual/360	4.000%	10,263.79	6,117.52	0.00	N/A	03/11/30	--	3,079,137.61	3,073,020.09	10/11/25
41	2062375	SS	New Braunfels	TX	Actual/360	3.860%	10,293.33	0.00	0.00	N/A	10/01/30	--	3,200,000.00	3,200,000.00	10/01/25
42	2061980	SS	Crystal Lake	IL	Actual/360	3.510%	9,067.50	0.00	0.00	N/A	09/01/30	--	3,100,000.00	3,100,000.00	10/01/25
43	470118200	MF	Brooklyn	NY	Actual/360	3.070%	6,986.19	6,200.86	0.00	N/A	03/01/30	--	2,730,759.93	2,724,559.07	10/01/25
44	323910044	RT	Katy	TX	Actual/360	4.510%	9,210.78	4,232.13	0.00	N/A	03/01/30	--	2,450,762.12	2,446,529.99	10/01/25
45	470118410	MF	Sunnyside	NY	Actual/360	3.040%	5,587.58	5,006.53	0.00	N/A	04/01/30	--	2,205,622.25	2,200,615.72	10/01/25
46	470117350	MF	Brooklyn	NY	Actual/360	3.310%	5,261.40	2,448.21	0.00	N/A	03/01/30	--	1,907,457.66	1,905,009.45	10/01/25
47	470117740	MF	New York	NY	Actual/360	3.140%	4,616.75	3,967.09	0.00	N/A	03/01/30	--	1,764,361.55	1,760,394.46	10/01/25
48	470117960	MF	New York	NY	Actual/360	3.060%	4,084.23	4,985.19	0.00	N/A	03/01/30	--	1,601,660.21	1,596,675.02	10/01/25
49	470118380	MF	Great Neck	NY	Actual/360	3.170%	4,197.39	3,557.51	0.00	N/A	03/01/30	--	1,588,916.37	1,585,358.86	10/01/25
50	470118240	MF	Bronxville	NY	Actual/360	3.220%	4,242.76	2,060.48	0.00	N/A	04/01/30	--	1,581,151.22	1,579,090.74	10/01/25
51	470118090	MF	New York	NY	Actual/360	3.270%	3,193.80	2,587.24	0.00	N/A	03/01/30	--	1,172,036.60	1,169,449.36	10/01/25
52	470118720	MF	New York	NY	Actual/360	3.220%	2,951.67	0.00	0.00	N/A	04/01/30	--	1,100,000.00	1,100,000.00	10/01/25
53	470118130	MF	Brooklyn	NY	Actual/360	3.230%	2,503.93	1,209.73	0.00	N/A	04/01/30	--	930,253.09	929,043.36	10/01/25
54	470117680	MF	New York	NY	Actual/360	3.260%	2,525.52	1,205.78	0.00	N/A	03/01/30	--	929,639.22	928,433.44	10/01/25
Totals							2,043,669.49	382,391.61	0.00				698,922,903.98	698,540,512.37
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,470,594.36	3,736,747.47	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,639,215.97	2,317,081.87	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	46,467,367.55	27,575,275.51	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,903,864.42	5,192,022.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,567,467.06	3,339,530.82	04/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	11,219,672.59	5,647,252.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,054,658.34	2,600,943.38	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,260,413.76	2,913,545.51	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,171,071.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,493,533.84	1,209,991.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,283,687.17	1,158,880.45	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	19,560.08	0.00	--	--	--	0.00	0.00	0.00	0.00	426,185.71	0.00
13	1,035,628.00	524,356.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	818,739.00	422,311.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,925,876.96	1,009,547.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,738,204.01	890,529.66	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	572,006.31	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,055,919.37	549,121.81	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,636,033.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	925,267.00	578,063.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	386,120.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	738,507.44	434,542.20	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,789,119.22	805,558.19	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	717,605.67	348,327.34	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	247,254.35	102,626.76	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	677,949.93	336,308.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	335,555.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	228,214.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	659,102.10	369,631.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	565,893.90	115,236.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	243,456.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	458,973.23	201,368.91	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	359,911.00	185,766.33	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	298,264.16	73,064.14	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	191,576.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	448,838.00	222,596.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	478,433.95	226,123.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	207,225.99	130,605.26	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	123,216.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	313,710.00	206,039.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	175,115.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	299,862.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	226,475.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	258,298.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	20,806.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	101,589.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	56,710.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	70,990.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	120,363.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	12,181.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	124,498,091.79	63,995,000.60				0.00	0.00	0.00	0.00	426,185.71	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.508862%	3.482006%	57
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.508833%	3.481973%	58
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.508799%	3.481935%	59
07/17/25	1	3,269,361.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.508765%	3.481897%	60
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.508732%	3.481860%	61
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.508698%	3.481822%	62
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.508665%	3.481785%	63
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.508632%	3.481748%	64
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.508601%	3.481711%	65
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.508568%	3.481674%	66
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.508536%	3.481637%	67
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.508504%	3.481600%	68
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		698,540,512	698,540,512		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	698,540,512	698,540,512	0	0	0	0
Sep-25	698,922,904	698,922,904	0	0	0	0
Aug-25	699,256,695	699,256,695	0	0	0	0
Jul-25	699,589,501	696,320,139	3,269,362	0	0	0
Jun-25	699,939,259	699,939,259	0	0	0	0
May-25	700,270,049	700,270,049	0	0	0	0
Apr-25	700,617,862	700,617,862	0	0	0	0
Mar-25	700,946,648	700,946,648	0	0	0	0
Feb-25	701,267,417	701,267,417	0	0	0	0
Jan-25	701,543,144	701,543,144	0	0	0	0
Dec-24	701,818,060	701,818,060	0	0	0	0
Nov-24	702,106,946	702,106,946	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	470118500	15,000,000.00	15,000,000.00	58,900,000.00	05/21/21	19,560.08	0.03000	12/29/24	04/01/30	I/O
Totals		15,000,000.00	15,000,000.00	58,900,000.00		19,560.08

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	470118500	MF	NY	08/06/25	0
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	3,125.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.47	0.00	0.00	0.00
Total	0.00	0.00	3,125.00	0.00	0.00	0.00	0.00	0.00	8.47	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,133.47

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “E.U. Risk Retention” tab for the BANK 2020-BNK28 transaction, certain information provided to the Certificate

Administrator regarding the Retaining Sponsor’s compliance with the Retention Covenant and the Hedging Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

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